Balance Sheet and Other Details (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Accounts Receivable Reserves and Allowances
Accounts receivable reserves and allowances	$ 2.6	$ 2.8
Activities and balances for allowance for doubtful accounts
Balance at End of Period	2.6	2.8
Inventories
Finished goods	89.5	86.5
Work in process	37.3	30.4
Raw materials and purchased parts	47.7	54.3
Total inventories, net	174.5	171.2
Allowance for doubtful accounts
Accounts Receivable Reserves and Allowances
Accounts receivable reserves and allowances	2.2	2.3	2.6
Activities and balances for allowance for doubtful accounts
Balance at Beginning of Period	2.3	2.6	2.3
Charged to Costs and Expenses	1.8	0.5	1.2
Deduction	(1.9)	(0.8)	(0.9)
Balance at End of Period	2.2	2.3	2.6
Allowance for sales returns and other
Accounts Receivable Reserves and Allowances
Accounts receivable reserves and allowances	0.4	0.5
Activities and balances for allowance for doubtful accounts
Balance at End of Period	$ 0.4	$ 0.5